Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Net deferred tax asset	$ 7,999	$ 7,201
Net deferred tax liabilities	(5,680)	(5,159)
Deferred tax assets	5,819	5,347
Deferred tax liabilities	(3,500)	(3,305)
Net deferred tax balance	2,319	2,042	$ 1,874
Intangibles, Property, plant & equipment
Taxation
Net deferred tax asset	2,020	1,781
Net deferred tax liabilities	(4,277)	(3,947)
Net deferred tax balance	(2,257)	(2,166)	(2,491)
Elimination of unrealised profit on inventory
Taxation
Net deferred tax asset	2,679	2,472
Net deferred tax balance	2,679	2,472	2,386
Untaxed reserves
Taxation
Net deferred tax asset	3
Net deferred tax liabilities	(974)	(778)
Net deferred tax balance	(971)	(778)	(660)
Losses and tax credits carried forward
Taxation
Net deferred tax asset	1,424	1,221
Net deferred tax liabilities	(33)	(22)
Net deferred tax balance	1,391	1,199	1,106
Accrued expenses
Taxation
Net deferred tax asset	1,201	1,039
Net deferred tax liabilities	(178)	(114)
Net deferred tax balance	1,023	925	889
Other
Taxation
Net deferred tax asset	672	688
Net deferred tax liabilities	(218)	(298)
Net deferred tax balance	$ 454	$ 390	$ 644